Notes Payable (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)
Notes Payable [Line Items]
Repayment of notes payable			¥ 60,231
MMTEC, Inc. [Member]
Notes Payable [Line Items]
Promissory note				¥ 647,439
Repayment of notes payable			¥ 60,231
Alpha Mind [Member]
Notes Payable [Line Items]
Interest rate percentage	3.00%			3.00%
Alpha Mind [Member] | MMTEC, Inc. [Member]
Notes Payable [Line Items]
Promissory note	$ 153,000			¥ 1,104,706
Alpha Mind [Member] | Burgeon Capital, Inc. [Member]
Notes Payable [Line Items]
Promissory note	$ 27,000			¥ 194,948
Alpha Mind Technology Limited [Member]
Notes Payable [Line Items]
Acquisition of issued and outstanding shares	100.00%			100.00%